Thompson	ATLANTA CINCINNATI COLUMBUS NEW YORK
Hine	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

September 1, 2009

VIA ELECTRONIC TRANSMISSION

Attn:  Filing Desk
U.S. Securities & Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

RE:	James Advantage Funds Post-Effective Amendment No. 21
Securities Act of 1933 File No. 333-37277
Investment Company Act of 1940 File No. 811-8411

Dear Sir/Madam:

On behalf of the James Advantage Funds (the “Trust”), I am transmitting via EDGAR Post-Effective Amendment No. 21 to the James Advantage Funds’ Registration Statement on Form N-1A.  The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933 primarily for the purpose of complying with the new Form N1-A statutory and summary prospectus requirements, as well as providing audited financial information and other updated information.

If you have any comments or questions, please contact Donald S. Mendelsohn at (513) 352-6546.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP
DSM/JMS

743848.1